Other Information	3 Months Ended
Mar. 31, 2013
Other Information [Abstract]
OTHER INFORMATION

NOTE 14 — OTHER INFORMATION

Cash payments

Cash payments for interest and income taxes (net of refunds) were as follows (in millions):

	Three Months Ended March 31,
	2013	2012
Interest	$21.5	$21.8
Income taxes (net of refunds)	$0.5	$2.3

Foreign cash

Holdings has its bank accounts with a relatively small number of high quality financial institutions. Substantially all of the cash and cash equivalents, including foreign cash balances at March 31, 2013 and 2012, were uninsured. Non-U.S. cash balances at March 31, 2013 and December 31, 2012 were $9.9 million and $12.4 million, respectively.

Income tax matters

Holdings recorded an income tax benefit of $2.2 million, or a 30.1% effective tax rate, during the three months ended March 31, 2013, on a pre-tax loss of $7.3 million. The effective tax rate of 30.1% differs from the U.S. federal statutory rate principally due to an increase for a benefit from permanent manufacturing deductions and reduced by provision of U.S. deferred income tax expense on undistributed earnings of our Spanish subsidiary.

Holdings recorded income tax expense of $5.4 million, or a 44.0% effective tax rate, during the three months ended March 31, 2012, on pre-tax income of $12.2 million. The effective tax rate for the three months ended March 31, 2012 differs from the U.S. statutory rate primarily due to U.S. deferred income tax expense on undistributed earnings of our Spanish subsidiary, flat taxes on one of Holdings Mexican subsidiaries and state income taxes. The Mexican subsidiary records its income tax provision at the greater of a Mexican flat tax or taxes on taxable income at the Mexican statutory rate, which is in compliance with Mexican tax law.

Concentrations of risk

Holdings sells vehicle parts to a wide base of customers primarily in the automotive aftermarket. Holdings has outstanding receivables owed by these customers and to date has experienced no significant collection problems. Sales to a single customer, AutoZone, accounted for 29.1% and 33.0% of total net sales in the three months ended March 31, 2013 and 2012, respectively. No other customer accounted for more than 10% of total net sales for the three months ended March 31, 2013 and 2012. At March 31, 2013 and December 31, 2012, the receivable balances from AutoZone were $116.6 million and $140.8 million, respectively.

Capital stock

At both March 31, 2013 and December 31, 2012, there were 1,002 ordinary shares of Holdings authorized, issued and outstanding.